05048744

1-32472

AMERICAN STOCK EXCHANGE
Equities Options ETFs

Cert Amx

American Stock Exchange
86 Trinity Place
New York, NY 10006

April 15, 2005

APR 15

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on April 13, 2005 the American Stock Exchange, Inc. (the "Exchange") received from TGC Industries, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock ($.01 Par Value)

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
APR 2 0 2005
THOMSON FINANCIAL

cc: Herbert Scholl